Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 13,251,753	$ 1,823,501	¥ (43,098,780)	¥ 14,259,406